Prepayment for the Software, Equipment and Product Development (Details) - Schedule of future minimum expenditures	Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total development of software project	$ 850,000
Second half of fiscal year 2023 [Member]
Finite-Lived Intangible Assets [Line Items]
Total development of software project	200,000
First half of fiscal year 2024 [Member]
Finite-Lived Intangible Assets [Line Items]
Total development of software project	300,000
Second half of fiscal year 2024 [Member]
Finite-Lived Intangible Assets [Line Items]
Total development of software project	$ 350,000